Annual Fund Operating Expenses	Jun. 30, 2023
Prospectus#1 | Delaware Ivy Accumulative Fund | Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Prospectus#1 | Delaware Ivy Accumulative Fund | Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.48%
Total annual fund operating expenses	2.18%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.87%
Prospectus#1 | Delaware Ivy Accumulative Fund | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus#2 | Delaware Ivy Wilshire Global Allocation Fund | Class A
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	0.25%
Dividends on short sales and interest expenses	0.71%	[2]
Other expenses	0.21%
Total annual fund operating expenses	1.23%	[3]
Prospectus#2 | Delaware Ivy Wilshire Global Allocation Fund | Class C
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	1.00%
Dividends on short sales and interest expenses	0.71%	[2]
Other expenses	0.27%
Total annual fund operating expenses	2.04%	[3]
Prospectus#2 | Delaware Ivy Wilshire Global Allocation Fund | Class I
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	0.71%	[2]
Other expenses	0.16%
Total annual fund operating expenses	0.93%	[3]
Prospectus#2 | Delaware Ivy Wilshire Global Allocation Fund | Class R6
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	0.71%	[2]
Other expenses	0.14%
Total annual fund operating expenses	0.91%	[3]

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.87% of the Fund’s average daily net assets from October 30, 2023 through October 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying Affiliated Funds (defined below) in which the Fund invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Affiliated Fund for the Fund’s most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.